Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants/shares outstanding as of 01/01/2023	10,592,602
Number of warrants/shares granted	2,178,311
Number of warrants/shares vested/exercised	167,433
Number of warrants/shares voided	703,908
Number of warrants/shares outstanding as of 12/31/2023	11,899,572
Maximum of shares to be issued	11,899,572
Number of warrants/shares exercisable as of 12/31/2023	8,252,058
Free Shares [member] | 10/14/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/14/2020
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	188,418
Number of warrants/shares vested/exercised	167,433
Number of warrants/shares voided	20,985
Strike price per share in euros | € / shares	€ 22.45
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	16,500
Number of warrants/shares outstanding as of 12/31/2023	16,500
Maximum of shares to be issued	16,500
Strike price per share in euros | € / shares	€ 14.44
Free Shares [member] | 03/05/2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	230,567
Number of warrants/shares voided	12,865
Number of warrants/shares outstanding as of 12/31/2023	217,702
Maximum of shares to be issued	217,702
Strike price per share in euros | € / shares	€ 12.69
Free Shares [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	2,000
Number of warrants/shares outstanding as of 12/31/2023	2,000
Maximum of shares to be issued	2,000
Strike price per share in euros | € / shares	€ 12.7
Free Shares [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	141,325
Number of warrants/shares voided	1,300
Number of warrants/shares outstanding as of 12/31/2023	140,025
Maximum of shares to be issued	140,025
Strike price per share in euros | € / shares	€ 12.38
Free Shares [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	5,525
Number of warrants/shares voided	2,100
Number of warrants/shares outstanding as of 12/31/2023	3,425
Maximum of shares to be issued	3,425
Strike price per share in euros | € / shares	€ 11.22
Free Shares [member] | 10/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	4,500
Number of warrants/shares outstanding as of 12/31/2023	4,500
Maximum of shares to be issued	4,500
Strike price per share in euros | € / shares	€ 8.29
Free Shares [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	2,100
Number of warrants/shares outstanding as of 12/31/2023	2,100
Maximum of shares to be issued	2,100
Strike price per share in euros | € / shares	€ 7.84
Free Shares [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	243,259
Number of warrants/shares voided	6,197
Number of warrants/shares outstanding as of 12/31/2023	237,062
Maximum of shares to be issued	237,062
Strike price per share in euros | € / shares	€ 2.74
Free Shares [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	2,960
Number of warrants/shares outstanding as of 12/31/2023	2,960
Maximum of shares to be issued	2,960
Strike price per share in euros | € / shares	€ 1.91
Free Shares [member] | 01/24/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/24/2023
Type	Free shares
Number of warrants/shares granted	340,750
Number of warrants/shares voided	21,645
Number of warrants/shares outstanding as of 12/31/2023	319,105
Maximum of shares to be issued	319,105
Strike price per share in euros | € / shares	€ 3.09
Free Shares [member] | 03/22/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/22/2023
Type	Free shares
Number of warrants/shares granted	2,150
Number of warrants/shares outstanding as of 12/31/2023	2,150
Maximum of shares to be issued	2,150
Strike price per share in euros | € / shares	€ 1.87
Free Shares [member] | 11/08/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/08/2022
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	30,000
Number of warrants/shares outstanding as of 12/31/2023	30,000
Maximum of shares to be issued	30,000
Strike price per share in euros | € / shares	€ 2.37
Free Shares [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	40,059
Number of warrants/shares voided	1,950
Number of warrants/shares outstanding as of 12/31/2023	38,109
Maximum of shares to be issued	38,109
Strike price per share in euros | € / shares	€ 3.27
Free Shares [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Free shares
Number of warrants/shares outstanding as of 01/01/2023	1,900
Number of warrants/shares outstanding as of 12/31/2023	1,900
Maximum of shares to be issued	1,900
Strike price per share in euros | € / shares	€ 4.09
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	BSA
Number of warrants/shares outstanding as of 01/01/2023	130,000
Number of warrants/shares voided	80,000
Number of warrants/shares outstanding as of 12/31/2023	50,000
Maximum of shares to be issued	50,000
Number of warrants/shares exercisable as of 12/31/2023	50,000
Strike price per share in euros | € / shares	€ 38.45
BSA [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	BSA
Number of warrants/shares outstanding as of 01/01/2023	50,000
Number of warrants/shares voided	50,000
Strike price per share in euros | € / shares	€ 29.58
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	BSA
Number of warrants/shares outstanding as of 01/01/2023	224,200
Number of warrants/shares voided	150,000
Number of warrants/shares outstanding as of 12/31/2023	74,200
Maximum of shares to be issued	74,200
Number of warrants/shares exercisable as of 12/31/2023	74,200
Strike price per share in euros | € / shares	€ 28.01
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	BSA
Number of warrants/shares outstanding as of 01/01/2023	147,025
Number of warrants/shares voided	80,350
Number of warrants/shares outstanding as of 12/31/2023	66,675
Maximum of shares to be issued	66,675
Number of warrants/shares exercisable as of 12/31/2023	66,675
Strike price per share in euros | € / shares	€ 27.37
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of warrants/shares outstanding as of 01/01/2023	145,000
Number of warrants/shares voided	77,000
Number of warrants/shares outstanding as of 12/31/2023	68,000
Maximum of shares to be issued	68,000
Number of warrants/shares exercisable as of 12/31/2023	68,000
Strike price per share in euros | € / shares	€ 18.68
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of warrants/shares outstanding as of 01/01/2023	200,000
Number of warrants/shares voided	120,000
Number of warrants/shares outstanding as of 12/31/2023	80,000
Maximum of shares to be issued	80,000
Number of warrants/shares exercisable as of 12/31/2023	80,000
Strike price per share in euros | € / shares	€ 24.34
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	1,351,904
Number of warrants/shares voided	15,078
Number of warrants/shares outstanding as of 12/31/2023	1,336,826
Maximum of shares to be issued	1,336,826
Number of warrants/shares exercisable as of 12/31/2023	1,336,826
Strike price per share in euros | € / shares	€ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	1,317,300
Number of warrants/shares voided	16,300
Number of warrants/shares outstanding as of 12/31/2023	1,301,000
Maximum of shares to be issued	1,301,000
Number of warrants/shares exercisable as of 12/31/2023	1,301,000
Strike price per share in euros | € / shares	€ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	1,264,867
Number of warrants/shares voided	3,531
Number of warrants/shares outstanding as of 12/31/2023	1,261,336
Maximum of shares to be issued	1,261,336
Number of warrants/shares exercisable as of 12/31/2023	1,261,336
Strike price per share in euros | € / shares	€ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	1,444,702
Number of warrants/shares voided	4,056
Number of warrants/shares outstanding as of 12/31/2023	1,440,646
Maximum of shares to be issued	1,440,646
Number of warrants/shares exercisable as of 12/31/2023	1,440,646
Strike price per share in euros | € / shares	€ 17.9
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	665,000
Number of warrants/shares outstanding as of 12/31/2023	665,000
Maximum of shares to be issued	665,000
Number of warrants/shares exercisable as of 12/31/2023	665,000
Strike price per share in euros | € / shares	€ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	5,000
Number of warrants/shares outstanding as of 12/31/2023	5,000
Maximum of shares to be issued	5,000
Number of warrants/shares exercisable as of 12/31/2023	5,000
Strike price per share in euros | € / shares	€ 24.8
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	926,291
Number of warrants/shares voided	7,000
Number of warrants/shares outstanding as of 12/31/2023	919,291
Maximum of shares to be issued	919,291
Number of warrants/shares exercisable as of 12/31/2023	919,291
Strike price per share in euros | € / shares	€ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	30,000
Number of warrants/shares outstanding as of 12/31/2023	30,000
Maximum of shares to be issued	30,000
Number of warrants/shares exercisable as of 12/31/2023	30,000
Strike price per share in euros | € / shares	€ 11.06
Stock options [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	17,000
Number of warrants/shares outstanding as of 12/31/2023	17,000
Maximum of shares to be issued	17,000
Number of warrants/shares exercisable as of 12/31/2023	13,812
Strike price per share in euros | € / shares	€ 15.12
Stock options [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	134,000
Number of warrants/shares voided	5,000
Number of warrants/shares outstanding as of 12/31/2023	129,000
Maximum of shares to be issued	129,000
Number of warrants/shares exercisable as of 12/31/2023	104,811
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 09/11/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/11/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	45,000
Number of warrants/shares outstanding as of 12/31/2023	45,000
Maximum of shares to be issued	45,000
Number of warrants/shares exercisable as of 12/31/2023	36,562
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	20,500
Number of warrants/shares outstanding as of 12/31/2023	20,500
Maximum of shares to be issued	20,500
Number of warrants/shares exercisable as of 12/31/2023	15,375
Strike price per share in euros | € / shares	€ 14.62
Stock options [member] | 03/04/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	701,848
Number of warrants/shares voided	17,501
Number of warrants/shares outstanding as of 12/31/2023	684,347
Maximum of shares to be issued	684,347
Number of warrants/shares exercisable as of 12/31/2023	470,568
Strike price per share in euros | € / shares	€ 19.44
Stock options [member] | 04/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/13/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	27,465
Number of warrants/shares outstanding as of 12/31/2023	27,465
Maximum of shares to be issued	27,465
Number of warrants/shares exercisable as of 12/31/2023	18,596
Strike price per share in euros | € / shares	€ 16.07
Stock options [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	3,500
Number of warrants/shares outstanding as of 12/31/2023	3,500
Maximum of shares to be issued	3,500
Number of warrants/shares exercisable as of 12/31/2023	2,187
Strike price per share in euros | € / shares	€ 14.36
Stock options [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	25,000
Number of warrants/shares outstanding as of 12/31/2023	25,000
Maximum of shares to be issued	25,000
Number of warrants/shares exercisable as of 12/31/2023	15,625
Strike price per share in euros | € / shares	€ 12.69
Stock options [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	14,800
Number of warrants/shares voided	7,850
Number of warrants/shares outstanding as of 12/31/2023	6,950
Maximum of shares to be issued	6,950
Number of warrants/shares exercisable as of 12/31/2023	3,909
Strike price per share in euros | € / shares	€ 11.51
Stock options [member] | 10/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/13/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	9,000
Number of warrants/shares outstanding as of 12/31/2023	9,000
Maximum of shares to be issued	9,000
Number of warrants/shares exercisable as of 12/31/2023	4,500
Strike price per share in euros | € / shares	€ 10.29
Stock options [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	4,500
Number of warrants/shares outstanding as of 12/31/2023	4,500
Maximum of shares to be issued	4,500
Number of warrants/shares exercisable as of 12/31/2023	2,250
Strike price per share in euros | € / shares	€ 8.81
Stock options [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	666,542
Number of warrants/shares outstanding as of 12/31/2023	666,542
Maximum of shares to be issued	666,542
Number of warrants/shares exercisable as of 12/31/2023	228,270
Strike price per share in euros | € / shares	€ 4.41
Stock options [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	2,065
Number of warrants/shares outstanding as of 12/31/2023	2,065
Maximum of shares to be issued	2,065
Number of warrants/shares exercisable as of 12/31/2023	516
Strike price per share in euros | € / shares	€ 2.09
Stock options [member] | 01/24/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/24/2023
Type	Stock Options
Number of warrants/shares granted	1,417,321
Number of warrants/shares outstanding as of 12/31/2023	1,417,321
Maximum of shares to be issued	1,417,321
Strike price per share in euros | € / shares	€ 3.17
Stock options [member] | 03/22/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/22/2023
Type	Stock Options
Number of warrants/shares granted	4,300
Number of warrants/shares outstanding as of 12/31/2023	4,300
Maximum of shares to be issued	4,300
Strike price per share in euros | € / shares	€ 1.91
Stock options [member] | 05/04/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/04/2023
Type	Stock Options
Number of warrants/shares granted	358,100
Number of warrants/shares voided	700
Number of warrants/shares outstanding as of 12/31/2023	357,400
Maximum of shares to be issued	357,400
Strike price per share in euros | € / shares	€ 1.80
Stock options [member] | 06/26/2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/26/2023
Type	Stock Options
Number of warrants/shares granted	55,690
Number of warrants/shares voided	2,500
Number of warrants/shares outstanding as of 12/31/2023	53,190
Maximum of shares to be issued	53,190
Strike price per share in euros | € / shares	€ 1.74
Stock options [member] | 11/08/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/08/2022
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	70,000
Number of warrants/shares outstanding as of 12/31/2023	70,000
Maximum of shares to be issued	70,000
Number of warrants/shares exercisable as of 12/31/2023	23,100
Strike price per share in euros | € / shares	€ 2.34
Stock options [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	37,580
Number of warrants/shares outstanding as of 12/31/2023	37,580
Maximum of shares to be issued	37,580
Number of warrants/shares exercisable as of 12/31/2023	12,516
Strike price per share in euros | € / shares	€ 3.48
Stock options [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Stock Options
Number of warrants/shares outstanding as of 01/01/2023	3,400
Number of warrants/shares outstanding as of 12/31/2023	3,400
Maximum of shares to be issued	3,400
Number of warrants/shares exercisable as of 12/31/2023	1,487
Strike price per share in euros | € / shares	€ 3.96